Income Taxes - Components of Partnership's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Tax losses carried forward	$ 116,894	$ 146,851
Other	2,815	3,726
Total deferred tax assets:	119,709	150,577
Deferred tax liabilities:
Vessels and equipment	10,577	12,514
Long-term debt	3,218	2,295
Other	1,204	1,371
Total deferred tax liabilities	14,999	16,180
Net deferred tax assets	104,710	134,397
Valuation allowance	(75,277)	(128,438)
Net deferred tax assets	29,433	5,959
Disclosed in:
Deferred tax asset	30,050	5,959
Other long-term liabilities	617
Net deferred tax assets	$ 29,433	$ 5,959